Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	$ 27,572	$ 25,389
Additions to AOCI	(2,652)	3,665
Reclassification to regulatory accounts	1,136
Amortization in current period	(928)	(1,482)
Ending balance, December 31	25,128	27,572
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(5,617)	(3,977)
Additions to AOCI	0	(2,217)
Amortization in current period	622	577
Ending balance, December 31	(4,995)	(5,617)
Actuarial losses (gains) - expected amortization in 2017	(359)
Past service gains - expected amortizations in 2017	622
Other Postretirement Benefit Plans, Defined Benefit
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	(3,861)	(1,192)
Additions to AOCI	(3,066)	(2,610)
Amortization in current period	230	(59)
Ending balance, December 31	(3,182)	(3,861)
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(732)	0
Additions to AOCI	0	(994)
Amortization in current period	262	262
Ending balance, December 31	(470)	$ (732)
Actuarial losses (gains) - expected amortization in 2017	170
Past service gains - expected amortizations in 2017	$ 262